Related Parties Balances and Transactions (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Anhui Zhongke [Member]
Related Parties Balances and Transactions [Line Items]
Purchase price of software	$ 41,722	$ 144,628
Related Party [Member]
Related Parties Balances and Transactions [Line Items]
Related party balance	$ 790